REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS
10.	REDEEMABLE NON-CONTROLLING INTERESTS

In August and December 2020, 1 Pharmacy Technology issued its ordinary shares to certain private placement investors at fair value evaluated by the third-party valuer, representing 9.2% of the outstanding shares of 1 Pharmacy Technology for total consideration of RMB934,820. Under the agreements, 1 Pharmacy Technology and the investors agreed to facilitate 1 Pharmacy Technology’s IPO in the Shanghai Sci-Tech Innovation Board (“STAR”) prior to June 30, 2023. If the IPO has not been completed and the China Securities Regulatory Commission has not otherwise approved the registration of the STAR Listing registration application prior to June 30, 2023, the investors have the right to require Yao Wang to repurchase all or any portion of their ownership interests in 1 Pharmacy Technology at the cost plus an annual interest rate of 6%. The ownership interests held by the investors were classified as redeemable non-controlling interests under ASC 480 Distinguishing Liabilities from Equity as the redemption feature embedded in the non-controlling interests and not solely within the Group’s control. Total number of 66,318,885 shares was increased in Yao Wang’s redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology.

The Company negotiated with the investors of 1 Pharmacy Technology in the contingently redeemable non-controlling interest in 1 Pharmacy Technology, and has signed share repurchase agreements or commitments to reschedule the repayments or restructure the redemption obligations with all non-controlling interest holders in 2024 and 2025. The redeemable non-controlling interests as of and for the years ended December 31, 2024 and 2025 was summarized follows:

	2024	2025
Opening balance as of January 1	870,825	1,038,914
Net loss attributable to the redeemable non-controlling interest	(1,992)	(1,106)
Accretion of redeemable non-controlling interest	54,357	49,077
Payment of redeemable non-controlling interest	(87,502)	—
Reclassified from accrued expenses and other current liabilities	205,030	29,691
Movement arising from the exercise of redemption options by redeemable non-controlling interest holders	(1,804)	(180,659)
Ending balance as of December 31	1,038,914	935,917